Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Long-term portion of fair value of hedges	$ 8	$ 40
Long-term portion of income taxes payable	234	205
Asset retirement obligation	34	33
Deferred revenue	74	106
Long-term lease inducements		16
Other	21
Total	$ 371	$ 400